CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net Income	$ 16,159,627	$ 41,861,007	$ 15,890,262
Net changes related to available-for-sale Securities:
Unrealized (losses) gains	(45,165,474)	(3,858,538)	4,658,116
Income tax benefit (provision)	9,479,082	816,053	(989,588)
Net unrealized (losses) gains	(35,686,392)	(3,042,485)	3,668,528
Less reclassification of gains to net income	452,074	487,791	16,447
Total Other Comprehensive (Loss) Income	(36,138,467)	(3,530,276)	3,652,081
Total Comprehensive Income	$ (19,978,840)	$ 38,330,731	$ 19,542,343